DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting on Swaps (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	£ 4,535,297	£ 7,600,981
Assets	22,051	29,613
Liabilities	18,060	27,313
Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	283,717	547,576
Assets	86	816
Liabilities	327	684
Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	172,729	215,361
Assets	53	478
Liabilities	308	256
Fair value hedges | Currency swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	7	11
Liabilities	0	0
Fair value hedges | Interest rate and other swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	46	467
Liabilities	308	256
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	109,093	326,386
Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	110,988	332,215
Assets	33	338
Liabilities	19	428
Cash flow hedges | Currency swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	27	43
Liabilities	18	163
Cash flow hedges | Interest rate and other swaps | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Assets	6	295
Liabilities	1	265
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	34	36
Currency swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	34	36
Assets	7	11
Liabilities	0	0
Currency swaps | Fair value hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	(2)	1
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	1,895	5,829
Currency swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	1,895	5,829
Assets	27	43
Liabilities	18	163
Currency swaps | Cash flow hedges | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	(6)	(132)
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	172,695	215,325
Interest rate and other swaps | Fair value hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	172,695	215,325
Assets	46	467
Liabilities	308	256
Interest rate and other swaps | Fair value hedges | Interest rate and other swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	946	987
Interest rate and other swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	109,093	326,386
Interest rate and other swaps | Cash flow hedges | Hedging instruments
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Contract/ notional amount	109,093	326,386
Assets	6	295
Liabilities	1	265
Interest rate and other swaps | Cash flow hedges | Interest rate and other swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps [Line Items]
Changes in fair value used for calculating hedge ineffectiveness	£ (2,642)	£ 603